T. ROWE PRICE International Equity Index Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  42,303 1,214
Total Argentina (Cost $788) 1,214
AUSTRALIA 6.4%
Common Stocks 6.4%
ANZ Group Holdings  365,407 9,550
APA Group  153,884 1,101
Aristocrat Leisure  64,944 2,919
ASX (1) 22,702 876
BHP Group  608,197 25,636
Brambles  159,402 2,188
CAR Group (1) 44,184 807
Cochlear  7,602 637
Coles Group  157,518 2,661
Commonwealth Bank of Australia  199,350 24,920
Computershare  60,948 1,751
CSL  57,007 4,929
Evolution Mining  238,291 1,890
Fortescue  198,895 2,581
Goodman Group  240,372 5,004
Insurance Australia Group  277,132 1,651
Lottery Corp  260,151 1,019
Lynas Rare Earths (1)(2) 106,136 1,042
Macquarie Group  42,578 7,558
Medibank  322,037 1,167
National Australia Bank  363,433 10,524
Northern Star Resources  159,536 2,211
Origin Energy  201,940 1,524
PLS Group (1)(2) 402,436 1,169
Pro Medicus 6,686 761
Qantas Airways  86,158 600
QBE Insurance Group  176,778 3,066
REA Group (1) 6,163 696
Rio Tinto (1) 43,657 5,203
Santos  381,017 2,116
Scentre Group  611,351 1,678
SGH  23,709 733
Sigma Healthcare (1) 608,053 1,254

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sonic Healthcare  54,753 838
South32  525,924 1,677
Stockland  282,705 846
Suncorp Group  126,893 1,707
Telstra Group  461,845 1,631
Transurban Group  365,954 3,800
Vicinity  456,263 857
Washington H. Soul Pattinson (1) 40,019 1,299
Wesfarmers  134,995 8,455
Westpac Banking  406,780 10,787
WiseTech Global (1) 23,480 605
Woodside Energy Group  223,453 5,230
Woolworths Group  143,493 4,004
Xero (2) 19,879 992
Total Australia (Cost $135,626) 174,150
AUSTRIA 0.4%
Common Stocks 0.4%
BAWAG Group  9,023 1,830
Erste Group Bank  36,178 4,729
OMV  17,236 1,260
Raiffeisen Bank International  15,360 1,055
Verbund 7,916 543
Total Austria (Cost $5,798) 9,417
BELGIUM 1.1%
Common Stocks 1.1%
Ageas  17,475 1,446
Anheuser-Busch InBev  106,998 9,293
Argenx  (2) 7,276 6,232
D'ieteren Group (1) 2,494 515
Elia Group (1) 5,091 729
Financiere de Tubize  (1) 2,328 521
Groupe Bruxelles Lambert  9,335 842
KBC Group  26,986 3,882
Lotus Bakeries (1) 47 603
Sofina  (1) 1,915 543
Syensqo  (1) 8,462 753
UCB  14,856 3,813
Total Belgium (Cost $19,267) 29,172

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  42,165 2,102
Total Chile (Cost $922) 2,102
DENMARK 1.6%
Common Stocks 1.6%
AP Moller - Maersk, Class A (1) 342 893
AP Moller - Maersk, Class B (1) 462 1,244
Carlsberg, Class B  11,012 1,622
Coloplast, Class B  14,733 974
Danske Bank  74,107 4,265
Demant  (1)(2) 11,135 482
DSV  23,222 5,019
Genmab (2) 7,157 2,060
Novo Nordisk, Class B  387,718 18,340
Novonesis Novozymes, Class B  41,357 2,693
Orsted  (2) 50,352 1,123
Pandora  9,211 1,153
ROCKWOOL, Class B  11,166 357
Tryg 39,280 935
Vestas Wind Systems  118,630 3,193
Total Denmark (Cost $38,301) 44,353
FINLAND 1.1%
Common Stocks 1.1%
Elisa  16,595 669
Fortum  52,510 1,194
Kesko, Class B  31,855 794
Kone, Class B  39,886 2,301
Metso  77,661 1,454
Neste  49,586 1,757
Nokia  607,968 5,619
Nordea Bank  363,371 7,334
Orion, Class B  12,783 1,195
Sampo, Class A  282,138 3,124
Stora Enso, Class R  67,929 781
UPM- Kymmene 61,880 1,684

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Wartsila  59,035 2,002
Total Finland (Cost $22,028) 29,908
FRANCE 9.7%
Common Stocks 9.7%
Abivax  (2) 5,907 733
Accor  21,966 1,142
Aeroports de Paris (1) 4,021 557
Air Liquide  75,858 14,945
Airbus  71,356 16,752
Alstom (1)(2) 40,439 749
Amundi 7,218 789
ArcelorMittal  50,063 3,536
AXA  185,490 9,614
Ayvens 40,992 553
BioMerieux 4,796 382
BNP Paribas  118,240 15,025
Bollore  81,518 364
Bouygues  26,454 1,490
Bureau Veritas  39,839 1,275
Capgemini  17,940 2,132
Carrefour  68,987 1,266
Cie de Saint-Gobain  52,340 4,919
Cie Generale des Etablissements Michelin  76,696 3,100
Covivio 6,459 394
Credit Agricole  107,639 2,405
Danone  76,096 5,919
Dassault Aviation  2,286 790
Dassault Systemes 78,634 1,829
Eiffage 8,030 1,141
Engie  214,764 6,694
EssilorLuxottica 35,411 6,704
Eurofins Scientific  13,835 1,091
Euronext  9,111 1,666
Gecina 5,340 463
Getlink  35,285 753
Hermes International  3,115 5,519
Ipsen  4,404 851
Kering  8,738 2,884
Klepierre 25,147 1,142
L'Oreal 28,681 12,774
Legrand  30,828 4,687

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
LVMH Moet Hennessy Louis Vuitton  29,727 16,324
Orange  218,844 4,180
Pernod Ricard  23,655 1,844
Publicis Groupe  26,861 2,867
Renault  22,411 708
Rexel  25,978 1,078
Safran  41,453 16,290
Sanofi  131,985 11,366
Sartorius Stedim Biotech  3,399 657
Schneider Electric  65,787 22,104
Societe Generale  75,038 7,053
Sodexo  10,283 676
STMicroelectronics  76,387 4,081
Thales  10,881 3,098
TotalEnergies  234,774 20,698
Unibail - Rodamco -Westfield  14,280 1,740
Veolia Environnement 74,034 2,946
Vinci  56,548 7,984
Total France (Cost $191,631) 262,723
GERMANY 8.6%
Common Stocks 8.4%
adidas  20,087 3,717
Allianz  45,471 22,649
BASF  104,943 6,092
Bayer  115,478 6,409
Bayerische Motoren Werke (1) 39,312 2,695
Beiersdorf (1) 11,337 1,053
Brenntag (1) 14,347 1,012
Commerzbank  78,401 3,419
Continental  12,861 1,070
CTS Eventim 7,234 488
Daimler Truck Holding  53,919 3,050
Delivery Hero (2) 22,735 991
Deutsche Bank  216,955 7,985
Deutsche Boerse 22,140 6,669
Deutsche Lufthansa  69,844 733
Deutsche Post  108,162 7,225
Deutsche Telekom  414,905 12,804
E.ON  263,940 5,686
Evonik Industries  29,832 603
Fresenius  49,566 2,548

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fresenius Medical Care  25,738 1,321
GEA Group  17,136 1,217
Hannover Rueck 7,072 2,038
Heidelberg Materials  15,719 2,926
Henkel  12,132 994
Hensoldt 7,397 679
HOCHTIEF  1,818 932
Infineon Technologies  156,686 11,244
Knorr- Bremse 8,479 1,008
Mercedes-Benz Group  84,885 4,590
Merck  15,162 2,506
MTU Aero Engines  6,314 2,647
Muenchener Rueckversicherungs -Gesellschaft  15,616 9,381
Nemetschek 6,694 451
QIAGEN (1) 24,129 993
Rational  592 461
Rheinmetall  5,565 7,357
RWE  68,188 4,486
SAP  125,422 22,989
Scout24  8,750 750
Siemens  89,432 29,302
Siemens Energy  92,211 15,754
Siemens Healthineers 39,654 1,689
Symrise  15,548 1,596
Talanx 7,540 1,002
Vonovia  (1) 89,583 2,173
Zalando (2) 26,121 852
228,236
Preferred Stocks 0.2%
Dr. Ing. h.c. F. Porsche (1) 13,274 650
Henkel  18,780 1,637
Porsche Automobil Holding  17,836 592
Sartorius (1) 3,056 770
Volkswagen  24,201 2,092
5,741
Total Germany (Cost $170,804) 233,977
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  1,263,600 12,738

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
BOC Hong Kong Holdings  434,500 2,889
Brightoil Petroleum Holdings (2)(3) 109,000 —
CK Asset Holdings  225,800 1,375
CK Hutchison Holdings  315,300 2,954
CK Infrastructure Holdings  73,500 586
CLP Holdings  192,900 1,918
Futu Holdings, ADR (USD)  6,645 699
Galaxy Entertainment Group  231,000 1,007
Henderson Land Development (1) 169,773 616
HKT Trust & HKT  442,000 748
Hong Kong & China Gas  1,311,277 1,174
Hong Kong Exchanges & Clearing  145,300 7,571
Hongkong Land Holdings (USD)  126,200 1,023
Jardine Matheson Holdings (USD)  19,100 1,269
Link REIT  306,600 1,528
MTR (1) 181,500 766
Power Assets Holdings  162,000 1,220
Sands China (1) 282,000 529
Sino Land  425,800 580
SITC International Holdings  157,000 792
Sun Hung Kai Properties  152,500 2,393
Swire Pacific, Class A  40,500 514
Techtronic Industries  171,500 2,881
WH Group  975,500 1,050
Wharf Real Estate Investment  194,100 656
Total Hong Kong (Cost $37,946) 49,476
IRELAND 0.4%
Common Stocks 0.4%
AIB Group  250,886 2,984
Bank of Ireland Group  111,774 2,347
Kerry Group, Class A  18,854 1,800
Kingspan Group  17,935 1,667
Ryanair Holdings  51,915 1,456
Total Ireland (Cost $7,161) 10,254
ISRAEL 1.1%
Common Stocks 1.1%
Azrieli Group  4,954 654
Bank Hapoalim 156,399 3,797
Bank Leumi Le-Israel  174,183 4,116

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Check Point Software Technologies (USD) (1)(2) 10,048 1,277
Elbit Systems  3,272 2,643
Enlight Renewable Energy (2) 17,565 1,491
Harel Insurance Investments & Financial Services (1) 15,322 878
ICL Group  90,134 461
Israel Discount Bank, Class A  143,345 1,496
Mizrahi Tefahot Bank  18,269 1,359
Nova (2) 3,475 1,381
OPC Energy (2) 21,522 675
Phoenix Financial  26,728 1,499
Teva Pharmaceutical Industries, ADR (USD) (2) 141,473 4,953
Tower Semiconductor (2) 13,218 2,896
Total Israel (Cost $20,018) 29,576
ITALY 3.2%
Common Stocks 3.2%
Banca Mediolanum  26,010 697
Banca Monte dei Paschi di Siena  231,831 3,105
Banco BPM  133,303 2,434
BPER Banca  183,685 2,985
Buzzi  8,942 424
Davide Campari-Milano (1) 71,340 486
Enel  923,183 10,426
Eni  216,222 6,015
Ferrari  14,816 5,826
FinecoBank Banca Fineco 71,706 1,964
Generali  100,175 5,077
Intesa Sanpaolo  1,681,980 12,715
Italgas 70,830 730
Leonardo  47,515 3,028
Moncler  27,375 1,557
Poste Italiane  (1) 53,557 1,620
Prysmian  33,104 4,568
Recordati Industria Chimica e Farmaceutica 13,422 799
Snam 236,415 1,603
Stellantis, Borsa Italiana S.P.A (1)(2) 236,406 1,361
Telecom Italia (1)(2) 204,681 1,738
Terna - Rete Elettrica Nazionale (1) 165,004 1,892
UniCredit  164,925 15,554
Unipol Assicurazioni  (1) 41,955 1,313
Total Italy (Cost $55,223) 87,917

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 22.4%
Common Stocks 22.4%
Advantest  87,700 17,328
Aeon (1) 261,500 2,244
AGC  23,000 867
Aisin  57,700 795
Ajinomoto  106,400 3,281
ANA Holdings  18,500 361
Asahi Group Holdings (1) 178,400 1,862
Asahi Kasei  152,100 1,624
Asics  81,900 2,415
Astellas Pharma  212,580 2,920
Bandai Namco Holdings  55,000 1,593
Bridgestone  134,100 3,312
Canon  101,800 2,834
Capcom (1) 25,600 643
Central Japan Railway  90,700 2,257
Chiba Bank (1) 65,900 1,071
Chubu Electric Power  79,900 1,383
Chugai Pharmaceutical  79,000 3,428
Dai Nippon Printing  46,000 834
Daifuku (1) 37,900 1,396
Daiichi Life Group (1) 413,200 4,982
Daiichi Sankyo  211,500 3,418
Daikin Industries (1) 31,100 4,505
Daito Trust Construction  34,200 722
Daiwa House Industry  65,800 1,932
Daiwa Securities Group  156,300 1,748
Denso  205,100 2,518
Disco  10,300 3,682
East Japan Railway  113,200 2,605
Ebara  54,300 1,843
Eisai  30,700 923
ENEOS Holdings  317,820 2,625
FANUC  109,800 4,424
Fast Retailing  22,500 11,018
Fuji Electric  16,700 1,457
FUJIFILM Holdings  131,500 3,095
Fujikura  177,500 4,504
Fujitsu  206,900 4,769
Furukawa Electric  80,000 1,527

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Hankyu Hanshin Holdings (1) 27,900 826
Hikari Tsushin  2,100 513
Hitachi  529,600 17,355
Honda Motor  434,200 4,377
Hoya  39,800 6,086
Hulic  (1) 53,700 590
Ibiden (1) 28,200 2,821
Idemitsu Kosan  90,260 739
IHI  120,700 2,110
Inpex 103,500 2,386
Isuzu Motors  62,600 934
ITOCHU  660,100 8,284
Japan Exchange Group  114,800 1,562
Japan Post Bank  210,100 4,062
Japan Post Holdings  209,400 3,098
Japan Post Insurance  65,000 716
Japan Tobacco  134,200 5,984
JFE Holdings  67,175 762
JX Advanced Metals  65,400 1,515
Kajima  49,700 1,661
Kansai Electric Power (1) 111,100 1,683
Kao (1) 106,600 2,191
Kawasaki Heavy Industries (1) 88,700 1,515
Kawasaki Kisen Kaisha (1) 41,000 731
KDDI  344,700 6,351
Keyence  22,856 11,464
Kikkoman (1) 79,000 814
Kioxia Holdings (2) 37,200 10,369
Kirin Holdings  91,000 1,683
Komatsu  101,400 4,400
Konami Group  11,700 1,507
Kubota  113,500 1,926
Kyocera  150,700 3,437
Kyowa Kirin  27,300 438
Lasertec 9,400 2,159
LY  321,300 895
Makita  26,100 841
Marubeni (1) 165,900 5,362
MINEBEA MITSUMI  42,400 966
Mitsubishi  360,400 10,773
Mitsubishi Chemical Group  143,100 1,053
Mitsubishi Electric  227,300 8,188
Mitsubishi Estate  124,800 3,030

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi HC Capital  102,800 947
Mitsubishi Heavy Industries  379,000 8,854
Mitsubishi UFJ Financial Group  1,272,890 28,432
Mitsui  283,300 8,693
Mitsui Fudosan  310,300 3,023
Mitsui Kinzoku (1) 6,300 1,186
Mitsui OSK Lines (1) 40,300 1,489
Mizuho Financial Group  284,310 14,740
MS&AD Insurance Group Holdings  143,500 4,417
Murata Manufacturing  196,200 8,940
NEC  152,200 4,523
Nexon (1) 43,200 677
NIDEC (2) 97,788 1,570
Nintendo  129,700 6,187
Nippon Building Fund (1) 907 765
Nippon Paint Holdings  110,400 833
Nippon Sanso Holdings  20,200 726
Nippon Steel (1) 567,260 2,311
Nippon Yusen KK  48,300 1,855
Nissan Motor (1)(2) 259,200 547
Nitori Holdings (1) 46,600 752
Nitto Denko  79,500 1,679
Nomura Holdings  352,800 3,413
Nomura Research Institute  44,181 1,307
NTT  3,509,800 3,364
Obayashi  74,500 1,464
Obic 37,800 1,084
Olympus  130,500 1,492
Oriental Land (1) 126,600 2,527
ORIX  136,600 5,513
Osaka Gas  41,900 1,438
Otsuka  26,400 545
Otsuka Holdings  51,000 3,536
Pan Pacific International Holdings  223,100 1,266
Panasonic Holdings  274,095 7,248
Rakuten Group (2) 177,200 924
Recruit Holdings  157,400 12,447
Renesas Electronics  208,800 4,185
Resona Holdings  243,800 3,306
Resonac Holdings  21,400 1,783
Ryohin Keikaku 59,100 1,550
Sanrio (1) 103,900 834
SBI Holdings  65,680 1,240

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SCREEN Holdings  18,900 1,442
Secom  46,500 2,003
Seibu Holdings (1) 24,400 546
Sekisui House (1) 69,900 1,530
Seven & i Holdings  223,556 2,964
Shimano  8,500 1,073
Shimizu  58,600 863
Shin-Etsu Chemical  198,400 7,073
Shionogi  88,600 1,602
Shiseido (1) 46,700 922
SMC  6,700 2,895
SoftBank  3,379,600 4,744
SoftBank Group  445,900 13,889
Sompo Holdings  96,800 4,298
Sony Group  701,700 16,398
Subaru (1) 68,500 1,166
Sumitomo  479,200 4,974
Sumitomo Electric Industries  336,000 4,447
Sumitomo Metal Mining  28,900 1,453
Sumitomo Mitsui Financial Group  434,600 18,674
Sumitomo Mitsui Trust Group  298,096 3,065
Sumitomo Realty & Development  71,300 1,598
Suntory Beverage & Food (1) 16,100 467
Suzuki Motor  184,400 2,407
T&D Holdings  54,100 1,705
Taisei (1) 17,100 1,385
Takeda Pharmaceutical  186,998 6,421
TDK  228,400 4,392
Terumo  156,200 2,291
Toho  61,300 589
Tokio Marine Holdings  216,100 11,014
Tokyo Electron  53,900 18,021
Tokyo Gas  36,900 1,425
TOPPAN Holdings  27,500 771
Toray Industries  162,200 1,165
Toyota Motor  1,132,490 21,432
Toyota Tsusho  77,900 3,233
Unicharm  (1) 130,300 826
West Japan Railway (1) 47,800 902
Yamaha Motor (1) 106,900 894
Yokogawa Electric  26,600 949
Yokohama Financial Group  120,500 1,372

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Zensho Holdings (1) 11,200 699
Total Japan (Cost $398,404) 606,493
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)  25,884 872
Total Mexico (Cost $693) 872
NETHERLANDS 5.5%
Common Stocks 5.5%
ABN AMRO Bank, CVA  72,202 3,266
Adyen (2) 3,286 3,343
Aegon  147,304 1,400
AerCap Holdings (USD)  19,661 2,967
Akzo Nobel (1) 20,012 1,402
ASM International  5,510 5,103
ASML Holding  46,485 76,605
ASR Nederland  18,371 1,502
BE Semiconductor Industries  8,573 1,966
Coca-Cola Europacific Partners (USD)  24,384 2,669
CSG (1)(2) 23,166 443
CVC Capital Partners (1) 24,572 412
DSM- Firmenich  (1) 20,236 2,182
EXOR  10,915 874
Heineken  33,806 3,061
Heineken Holding  15,156 1,275
ING Groep 347,839 12,224
Koninklijke Ahold Delhaize  104,732 4,143
Koninklijke KPN  449,195 2,121
Koninklijke Philips  90,397 2,382
Magnum Ice Cream (1)(2) 57,178 1,068
Nebius Group (USD) (1)(2) 25,090 4,777
NN Group  30,876 2,910
Prosus 158,987 7,389
Universal Music Group  129,226 2,132
Wolters Kluwer  27,263 2,140
Total Netherlands (Cost $87,619) 149,756

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  198,095 1,016
Contact Energy  103,441 553
Fisher & Paykel Healthcare  68,779 1,645
Infratil 110,962 963
Meridian Energy  153,264 514
Total New Zealand (Cost $3,692) 4,691
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  37,006 1,319
DNB Bank  98,765 3,180
Equinor  84,572 3,472
Gjensidige Forsikring 23,282 694
Kongsberg Gruppen  51,546 1,606
Mowi 55,523 1,189
Norsk Hydro  162,410 1,498
Orkla 81,921 910
Salmar 7,849 428
Telenor  72,068 1,019
Var Energi 104,050 523
Yara International  19,366 914
Total Norway (Cost $11,981) 16,752
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (2) 29,033 518
Total Poland (Cost $492) 518
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues , Class R  864,778 1,066
Banco Espirito Santo (2)(3) 127,132 —
EDP  367,993 1,895
EDP Renewables (1) 37,023 574
Galp Energia 48,802 1,108

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Jeronimo Martins  33,003 662
Total Portugal (Cost $4,601) 5,305
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (2)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.8%
Common Stocks 1.8%
CapitaLand Ascendas REIT  481,097 964
CapitaLand Integrated Commercial Trust  712,871 1,384
CapitaLand Investment  272,300 564
DBS Group Holdings  250,450 14,450
Grab Holdings, Class A (USD) (2) 278,086 973
Keppel  170,700 1,525
Keppel REIT  16,800 12
Oversea-Chinese Banking  398,125 9,043
Sea, ADR (USD) (2) 46,518 4,965
Sembcorp Industries  103,700 446
Singapore Airlines  184,332 1,106
Singapore Exchange  100,400 1,914
Singapore Technologies Engineering  182,900 1,437
Singapore Telecommunications  872,850 3,020
United Overseas Bank  146,920 4,969
Wilmar International  223,700 684
Yangzijiang Shipbuilding Holdings  301,800 921
Total Singapore (Cost $31,188) 48,377
SPAIN 3.9%
Common Stocks 3.9%
Acciona  (1) 2,884 793
ACS Actividades de Construccion y Servicios 21,145 2,695
Aena 88,020 2,713
Amadeus IT Group  52,908 3,265
Banco Bilbao Vizcaya Argentaria  671,647 18,828
Banco de Sabadell  589,487 2,263
Banco Santander  1,712,601 24,357
Bankinter 78,910 1,452

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CaixaBank 426,386 6,194
Cellnex Telecom  56,013 1,740
Endesa 37,223 1,813
Ferrovial 55,777 3,654
Iberdrola  745,459 17,707
Indra Sistemas  (1) 9,898 651
Industria de Diseno Textil 129,459 8,449
International Consolidated Airlines Group  137,776 805
Mapfre 107,320 549
Naturgy Energy Group  46,207 1,541
Redeia  (1) 47,350 835
Repsol  132,547 4,045
Telefonica (1) 432,240 1,785
Total Spain (Cost $62,889) 106,134
SWEDEN 3.4%
Common Stocks 3.4%
AddTech , Class B  30,395 1,106
Alfa Laval  33,935 2,008
Assa Abloy, Class B  117,782 4,370
Atlas Copco, Class A  305,720 6,460
Atlas Copco, Class B  183,298 3,387
Beijer Ref (1) 47,609 672
Boliden  33,335 1,677
Epiroc, Class A (1) 77,329 1,982
Epiroc, Class B  45,623 1,000
EQT (1) 52,557 1,785
Essity, Class B  70,724 2,055
Evolution (2) 15,541 1,186
Fastighets Balder, Class B (1)(2) 83,286 456
H & M Hennes & Mauritz, Class B (1) 57,675 1,056
Hexagon, Class B  243,689 2,405
Industrivarden , Class A  12,614 727
Industrivarden , Class C (1) 18,237 1,044
Indutrade 31,822 799
Investment AB Latour, Class B (1) 17,090 361
Investor, Class B  205,871 8,893
L E Lundbergforetagen , Class B  8,819 530
Lifco , Class B  27,203 927
Millicom International Cellular (USD)  12,156 1,161
Nibe Industrier , Class B (1) 176,808 709
Octave Intelligence, SDR (2) 24,368 437

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Saab, Class B  37,568 2,361
Sagax , Class B (1) 25,495 448
Sandvik  125,317 4,686
Securitas, Class B  57,456 923
Skandinaviska Enskilda Banken , Class A  177,825 4,167
Skanska, Class B  39,794 1,117
SKF, Class B (1) 39,873 1,079
Spotify Technology (USD) (2) 17,562 8,780
Svenska Cellulosa , Class B  70,960 807
Svenska Handelsbanken, Class A  171,173 2,617
Swedbank, Class A  99,726 3,989
Swedish Orphan Biovitrum  (2) 22,988 1,139
Tele2, Class B  64,079 1,110
Telefonaktiebolaget LM Ericsson, Class B  315,460 3,103
Telia (1) 276,369 1,281
Trelleborg, Class B  23,706 1,054
Verisure (EUR) (1)(2) 29,919 372
Volvo, Class B  186,845 7,147
Total Sweden (Cost $67,555) 93,373
SWITZERLAND 9.2%
Common Stocks 9.2%
ABB  188,738 18,621
Alcon  58,707 4,032
Avolta 10,223 614
Banque Cantonale Vaudoise 3,498 549
Barry Callebaut  416 580
Belimo Holding  1,152 1,201
BKW  2,450 405
Chocoladefabriken Lindt & Spruengli 110 1,270
Chocoladefabriken Lindt & Spruengli , Registered Shares  13 1,531
Cie Financiere Richemont, Class A  64,745 15,302
EMS- Chemie Holding (1) 818 828
Galderma Group  21,667 4,715
Geberit 3,982 2,624
Givaudan  1,085 4,337
Helvetia Baloise Holding  9,336 2,504
Holcim  59,980 5,448
Julius Baer Group  24,167 2,125
Kuehne + Nagel International  5,653 1,440
Logitech International  17,911 1,829
Lonza Group  8,254 5,753

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Nestle  309,705 30,955
Novartis  220,126 34,426
Partners Group Holding  2,665 2,221
Roche Holding  83,832 36,642
Roche Holding, Bearer Shares  3,750 1,662
Sandoz Group  49,119 4,004
Schindler Holding  4,771 1,502
Schindler Holding, Registered Shares  2,741 838
SGS  19,422 2,301
Sika  17,905 4,028
Sonova Holding  5,934 1,617
Straumann Holding  13,072 1,619
Swatch Group  3,378 755
Swiss Life Holding  3,351 3,954
Swiss Prime Site  9,401 1,533
Swiss Re  35,119 5,844
Swisscom  3,040 2,336
UBS Group  382,764 20,232
VAT Group  3,168 2,371
Zurich Insurance Group  17,824 13,577
Total Switzerland (Cost $168,744) 248,125
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (2)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.2%
Common Stocks 14.2%
3i Group  116,711 4,493
Admiral Group  30,483 1,545
Airtel Africa  105,904 478
Anglo American  126,222 6,390
Associated British Foods  37,622 1,057
AstraZeneca  180,699 30,739
Aviva  359,067 3,361
BAE Systems  352,930 9,991
Barclays  1,627,965 11,190
BP  1,863,201 13,999
British American Tobacco  241,056 14,623
BT Group  701,737 1,900

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Bunzl  37,941 1,432
Centrica  539,416 1,126
Coca-Cola HBC  25,551 1,723
Compass Group (USD)  199,931 6,349
Diageo  261,710 5,749
Endeavour Mining  25,954 1,238
Experian  107,795 4,067
Glencore  1,134,875 8,359
GSK  484,468 12,598
Haleon 1,046,770 5,125
Halma  44,572 2,130
HSBC Holdings  2,062,383 43,919
Imperial Brands  88,492 3,358
Informa  150,884 1,808
InterContinental Hotels Group (USD)  16,910 2,734
Intertek Group  18,026 1,424
J Sainsbury  200,620 967
Kingfisher  199,767 833
Land Securities Group  82,396 785
Legal & General Group  668,542 2,715
Lloyds Banking Group  6,925,625 10,704
London Stock Exchange Group  53,892 6,062
M&G  267,685 1,293
Marks & Spencer Group  240,466 1,314
Melrose Industries  146,865 903
National Grid  588,871 9,425
NatWest Group  940,425 8,871
Next  13,649 2,733
Pearson  51,113 863
Prudential  299,217 4,497
Reckitt Benckiser Group  75,817 5,351
RELX  214,103 7,530
Rentokil Initial  296,229 1,364
Rio Tinto  128,519 12,488
Rolls-Royce Holdings  1,005,220 20,054
Sage Group  111,750 1,472
Schroders  84,420 670
Segro  150,602 1,967
Severn Trent  31,728 1,287
Shell  670,680 30,698
Smith & Nephew  94,548 1,479
Smiths Group  37,151 1,327
Spirax Group  8,590 805

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SSE  141,866 4,482
Standard Chartered  213,309 6,307
Standard Life  82,213 1,024
Sunbelt Rentals Holdings  48,909 3,504
Tesco  750,599 4,941
Unilever  259,513 16,512
United Utilities Group  87,061 1,621
Vodafone Group  2,202,749 3,496
Wise Group, Class A (2) 77,906 930
Total United Kingdom (Cost $274,564) 384,179
UNITED STATES 0.1%
Equity Funds 0.1%
iShares Core MSCI EAFE ETF  19,005 1,867
Total United States (Cost $1,664) 1,867
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 3.72% (4)(5) 68,903,669 68,904
Total Short-Term Investments (Cost $68,904) 68,904
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (4)(5) 34,825,097 34,825
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 34,825
Total Securities Lending Collateral (Cost $34,825) 34,825
Total Investments in Securities  100.9%
(Cost $1,923,590) $ 2,734,410
Other Assets Less Liabilities (0.9)% (23,109)
Net Assets 100.0% $ 2,711,301

T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate ( Certificaten Van Aandelen )
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 491 MSCI EAFE Index contracts 9/26 78,125 $ 884
Net payments (receipts) of variation margin to date (1,447)
Variation margin receivable (payable) on open futures contracts $ (563)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,389++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 1,389+
Supplementary Investment Schedule
Affiliate
Value
10/31/2 5
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 132,672  ¤  ¤ $ 68,904
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 34,825
Total $ 103,729^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,389 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $103,729.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE International Equity Index Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F135-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 33,221 $ 2,589,852 $ — $ 2,623,073
Equity Funds 1,867 — — 1,867
Preferred Stocks — 5,741 — 5,741
Short-Term Investments 68,904 — — 68,904
Securities Lending Collateral 34,825 — — 34,825
Total Securities 138,817 2,595,593 — 2,734,410
Futures Contracts* 884 — — 884
Total $ 139,701 $ 2,595,593 $ — $ 2,735,294
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.